Related Party Transactions (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Amount covered by guarantee:
Maximum % of assets held as trading securities or investments by production companies	50.00%
Related parties
Minimum participation to be related parties" 5% of shares
Gross loans	$ 421,730	$ 463,223
Allowance for loan losses	(1,316)	(1,623)
Net loans	420,414	461,600
Contingent loans:
Guarantees and sureties	20,065	25,673
Letters of credits	8,086	1,464
Bank guarantees	75,964	57,528
Undrawn credit lines	91,875	82,237
Total contingent loans	195,990	166,902
Provision for contingencies loans	(173)	(346)
Contingent loans, net	195,817	166,556
Amount covered by guarantee:
Mortgage	149,608	134,944
Pledge		1,417
Others	64,048	55,383
Net collateral	213,656	191,744
Related parties | Commercial loans
Minimum participation to be related parties" 5% of shares
Gross loans	366,900	422,263
Related parties | Residential mortgage loans
Minimum participation to be related parties" 5% of shares
Gross loans	44,756	33,695
Related parties | Consumer loans
Minimum participation to be related parties" 5% of shares
Gross loans	10,074	7,265
Production and Services Companies
Minimum participation to be related parties" 5% of shares
Gross loans	221,351	243,989
Allowance for loan losses	(651)	(988)
Net loans	220,700	243,001
Contingent loans:
Guarantees and sureties	5,102	4,527
Letters of credits	5,310	294
Bank guarantees	45,842	34,457
Undrawn credit lines	58,041	53,151
Total contingent loans	114,295	92,429
Provision for contingencies loans	(118)	(217)
Contingent loans, net	114,177	92,212
Amount covered by guarantee:
Mortgage	28,208	27,928
Pledge		1,417
Others	47,135	39,022
Net collateral	75,343	68,367
Production and Services Companies | Commercial loans
Minimum participation to be related parties" 5% of shares
Gross loans	221,351	243,989
Investment Companies
Minimum participation to be related parties" 5% of shares
Gross loans	132,366	169,403
Allowance for loan losses	(363)	(394)
Net loans	132,003	169,009
Contingent loans:
Guarantees and sureties	14,963	21,146
Letters of credits	2,776	1,170
Bank guarantees	30,122	23,071
Undrawn credit lines	14,674	13,907
Total contingent loans	62,535	59,294
Provision for contingencies loans	(38)	(81)
Contingent loans, net	62,497	59,213
Amount covered by guarantee:
Mortgage	52,108	53,835
Others	13,219	14,186
Net collateral	65,327	68,021
Investment Companies | Commercial loans
Minimum participation to be related parties" 5% of shares
Gross loans	132,366	169,403
Individuals
Minimum participation to be related parties" 5% of shares
Gross loans	68,013	49,831
Allowance for loan losses	(302)	(241)
Net loans	67,711	49,590
Contingent loans:
Undrawn credit lines	19,160	15,179
Total contingent loans	19,160	15,179
Provision for contingencies loans	(17)	(48)
Contingent loans, net	19,143	15,131
Amount covered by guarantee:
Mortgage	69,292	53,181
Others	3,694	2,175
Net collateral	72,986	55,356
Individuals | Commercial loans
Minimum participation to be related parties" 5% of shares
Gross loans	13,183	8,871
Individuals | Residential mortgage loans
Minimum participation to be related parties" 5% of shares
Gross loans	44,756	33,695
Individuals | Consumer loans
Minimum participation to be related parties" 5% of shares
Gross loans	$ 10,074	$ 7,265